Other Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

Other assets as of September 30, 2022 and December 31, 2021 are summarized as follows:

	September 30,	December 31,
	2022	2021
Acquisition (see Note 5)	$-	$472,701
Intangibles	55,426	-
Deposits on machinery and molds (see Note 15)	111,013	-
Other	22,262	57,162
	$188,701	$529,863

Other assets as of December 31, 2021 and 2020 are summarized as follows:

	2021	2020
Acquisition (see below)	$472,701	$75,000
Assembly machine (see Note 4)	-	295,600
Other (see Note 13)	57,162	-
	$529,863	$370,600